7. DEVELOPMENT STAGE COMPANY - Quarterly	9 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Quarterly [Member]
7. DEVELOPMENT STAGE COMPANY

Note 7: Development Stage Company

The Company is in the development stage as of December 31, 2013 and to date has had no significant operations. Recovery of the Company assets is dependent on future events, the outcome of which is indeterminable. In addition, successful completion of the Company’s development program and its transition, ultimately, to attaining profitable operations is dependent upon obtaining adequate financing to fulfill its development activities and achieving a level of sales adequate to support the Company’s cost structure.

NOTE 7 - DEVELOPMENT STAGE COMPANY

The Company is in the development stage as of June 30, 2014 and to date has had no significant operations. Recovery of the Company assets is dependent on future events, the outcome of which is indeterminable. In addition, successful completion of the Company’s development program and its transition, ultimately, to attaining profitable operations is dependent upon obtaining adequate financing to fulfill its development activities and achieving a level of sales adequate to support the Company’s cost structure.